UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                   (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2009

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2009
For the Period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009
 (Unaudited)

FMX Growth Allocation Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Growth Allocation Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Growth Allocation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, manager risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, concentration risk, new fund risk, new advisor risk, small-cap and mid-cap securities risk, and foreign securities and emerging markets risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2010.

For More Information on Your FMX Growth Allocation Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value October 2, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$982.00	$2.32

* Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 59 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.33

** Expenses are equal to the Fund’s annualized expense ratio of 1.45% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Summary of Investments by Sector (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	18.30%	$ 27,551
Open-End Funds	52.60%	79,187
Investment Company	29.32%	44,134
Total	100.22%	$ 150,872

FMX GROWTH ALLOCATION FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
			Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 18.30%

		iShares MSCI Australia Index Fund	99	$2,310
		iShares MSCI Brazil Index Fund	30	2,300
		iShares MSCI Turkey Index Fund	46	2,115
		Market Vectors - Coal ETF	67	2,282
		Market Vectors - Russia ETF	74	2,228
		Market Vectors - Steel Index Fund	44	2,570
	*	PowerShares DB Base Metals Fund	114	2,386
		Rydex S&P 500 Pure Value ETF	134	3,011
		SPDR S&P Emerging Europe ETF	73	3,013
		WisdomTree Pacific ex-Japan Equity Income Fund	96	5,336

		Total Exchange Traded Products (Cost $27,679)		27,551

OPEN-END FUNDS - 52.60%

	*	AllianceBernstein Growth Funds - Large-Cap Growth Fund	451	10,209
	*	Alpine International Real Estate Equity Fund	195	4,457
		DFA Asia Pacific Small Company Portfolio	142	3,017
	*	Dreyfus Emerging Asia Fund	279	2,992
		Dreyfus International Value Fund	872	9,990
		Kinetics Internet Fund	345	10,067
		Tilson Dividend Fund	939	10,406
		T Rowe Price International Funds - Emerging Europe & Mediterranean Fund	186	3,078
		T Rowe Price International Funds - Latin America Fund	99	4,728
		The Yacktman Focused Fund	647	10,184
	*	Wasatch Micro Cap Value Fund	4,813	10,059

		Total Open-End Funds (Cost $79,719)		79,187

INVESTMENT COMPANY - 29.32%
	§	HighMark 100% US Treasury Money Market Fund, 0.02%	44,134	44,134

		Total Investment Company (Cost $44,134)		44,134

Total Value of Investments (Cost $151,532) - 100.22%				$150,872

Liabilities in Excess of Other Assets - (0.22)%				(333)

	Net Assets - 100%			$150,539

*	Non-income producing investment
§	Represents 7 day effective yield

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2009

Assets:
Investments, at value (cost $151,532)	$150,872

Total assets	150,872

Liabilities:
Accrued expenses
Administration fees (note 2)	333

Total liabilities	333

Net Assets	$150,539

Net Assets Consist of:
Capital (par value and paid in surplus)	$153,132
Accumulated net investment loss	(332)
Accumulated net realized loss on investments	(1,601)
Net unrealized depreciation on investments	(660)

Total Net Assets	$150,539
Shares Outstanding, no par value (unlimited authorized shares)	15,333
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.82

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statement of Operations
(Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Investment Income:
Dividends	1

Total Investment Income	1

Expenses:
Administration fees (note 2)	333

Total Expenses	333

Net Investment Loss	(332)

Realized and Unrealized Loss on Investments
Net realized loss from investment transactions	(1,601)
Change in unrealized depreciation on investments	(660)

Realized and Unrealized Loss on Investments	(2,261)

Net Decrease in Net Assets Resulting from Operations	$(2,593)

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Operations:
Net investment loss	$(332)
Net realized loss from investment transactions	(1,601)
Change in unrealized depreciation on investments	(660)

Net Decrease in Net Assets Resulting from Operations	(2,593)

Capital Share Transactions: (note 5)
Shares sold	153,132
Reinvested distributions	-
Shares repurchased	-

Increase from Capital Share Transactions	153,132

Net Increase in Net Assets	150,539

Net Assets:
Beginning of period	-
End of period	$150,539

Accumulated Net Investment Loss	$(332)

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Financial Highlights
(Unaudited)

For a share outstanding during the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized loss on securities	(0.16)

Total from Investment Operations	(0.18)

Net Asset Value, End of Period	$9.82

Total Return	(1.80)%	(b)

Net Assets, End of Period (in thousands)	$151

Average Net Assets for the Period (in thousands)	$142

Ratios of:
Gross Expenses to Average Net Assets	1.45%	(a)
Net Expenses to Average Net Assets	1.45%	(a)
Net Investment Income (Loss) to Average Net Assets	(1.44)%	(a)

Portfolio turnover rate	90.06%	(b)

(a) Annualized.
(b) Not annualized.

See Notes to Financial Statements

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The FMX Growth Allocation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements, effectively October 1, 2009.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$27,551	$27,551	$	- -	$	- -
Open-End Funds	79,187	79,187		- -		- -
Investment Company	44,134	-		44,134		- -
Total	$150,872	$106,738		$44,134	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.45% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.825% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

3.	Purchases and Sales of Investment Securities

For the period ended November 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2009	$175,544	$66,546

There were no long-term purchases or sales of U.S Government Obligations during the period ended November 30, 2009.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, is applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the period ended November 30, 2009, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2009, the tax-basis cost of investments for federal income tax purposes were as follows:
Cost of Investments	$151,532

Unrealized Appreciation	$1,125
Unrealized Depreciation	(1,785)
Net Unrealized Depreciation	$(660)

5.	Capital Share Transactions
For the period ended	November 30, 2009
Transactions in Capital Shares	15,333
Shares sold
Reinvested distributions	-
Shares repurchased	-
Net Increase in Capital Shares	15,333
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	15,333

(Continued)

FMX GROWTH ALLOCATION FUND

Notes to Financial Statements

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 23, 2010.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.    Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on July 16, 2009, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  The Trustees approved modifications to the Investment Advisory Agreement at a special meeting of the Fund’s Board of Trustees on August 26, 2009.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment

FMX GROWTH ALLOCATION FUND

Additional Information (Unaudited)

of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee and net expense ratio were higher than some of the comparable funds and lower than others.  The Trustees also determined that the management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund’s asset level was expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to reduce its compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

FMX Growth Allocation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Semi-Annual Report 2009
For the Period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009
(Unaudited)

FMX Total Return Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the FMX Total Return Fund (the “Fund”).  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 17 Glenwood Avenue, Raleigh, NC 27603, Phone 1-866-515-4626.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the FMX Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, manager risk, risks related to “fund of funds” structure, derivative risk, leverage risk, short sales risk, concentration risk, new fund risk, new advisor risk, interest rate and credit risk, high yield risk, inflation risk, risks of investing in corporate debt securities, risks of investing in convertible securities, and risks of investing in Treasury Inflation-Protected Securities. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 1-800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2010.

For More Information on Your FMX Total Return Fund:

See Our Web site @ www.ncfunds.com
or
Call Our Shareholder Services Group Toll-Free at 1-800-773-3863.

Fund Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value October 2, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period*
Actual	$1,000.00	$998.00	$1.94

* Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 59 days and divided by 365 (to reflect the number of days in the initial fiscal period).

Expense Example	Beginning Account Value June 1, 2009	Ending Account Value November 30, 2009	Expenses Paid During Period**
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.05	$6.07

** Expenses are equal to the Fund’s annualized expense ratio of 1.20% multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the semi-annual period).

Summary of Investments by Sector (Unaudited)

Summary of Investments by Sector

Sector	% of Net Assets	Value
Investment Company	100.22%	$ 10,000
Total	100.22%	$ 10,000

FMX TOTAL RETURN FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
	Shares	Value (Note 1)

INVESTMENT COMPANY - 100.22%
§ HighMark 100% US Treasury Money Market Fund, 0.02%	10,000	$10,000

Total Investment Company (Cost $10,000)		10,000

Total Value of Investments (Cost $10,000) - 100.22%		$10,000

Liabilities in Excess of Other Assets - (0.22)%		(22)

Net Assets - 100%		$9,978

§ Represents 7 day effective yield

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2009

Assets:
Investments, at value (cost $10,000)	$10,000

Total assets	10,000

Liabilities:
Accrued expenses
Administration fees (note 2)	22

Total liabilities	22

Net Assets	$9,978

Net Assets Consist of:
Capital (par value and paid in surplus)	10,000
Accumulated net investment loss	(22)

Total Net Assets	$9,978
Shares Outstanding, no par value (unlimited authorized shares)	1,000
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.98

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statement of Operations
(Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Investment Income:
Interest	$-

Total Investment Income	-

Expenses:
Administration fees (note 2)	22

Total Expenses	22

Net Investment Loss	(22)

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	-

Realized and Unrealized Gain on Investments	-

Net Decrease in Net Assets Resulting from Operations	$(22)

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Statements of Changes in Net Assets
(Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Operations:
Net investment income	$(22)
Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	-

Net Increase in Net Assets Resulting from Operations	(22)

Capital Share Transactions: (note 5)
Shares sold	50,000
Reinvested dividends and distributions	-
Shares repurchased	(40,000)

Decrease from Capital Share Transactions	10,000

Net Decrease in Net Assets	9,978

Net Assets:
Beginning of period	-
End of period	$9,978

Accumulated Net Investment Loss	$(22)

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Financial Highlights
(Unaudited)

For a share outstanding during the period from October 2, 2009 (Date of Initial Public Investment) to November 30, 2009

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.02)
Net realized and unrealized gain (loss) on securities	-
Total from Investment Operations	(0.02)

Net Asset Value, End of Period	$9.98

Total Return	(0.20)%	(b)

Net Assets, End of Period (in thousands)	$10

Average Net Assets for the Period (in thousands)	$11

Ratios of:
Gross Expenses to Average Net Assets	1.20%	(a)
Net Expenses to Average Net Assets	1.20%	(a)
Net Investment Income (Loss) to Average Net Assets	(1.17)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.

See Notes to Financial Statements

FMX TOTAL RETURN FUND

Notes to Financial Statements

1.  Organization and Significant Accounting Policies

The FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements, effectively October 1, 2009.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total		Level 1	Level 2		Level 3
Investment Company	$10,000	$	- -	$10,000	$	- -
Total	$10,000	$	- -	$10,000	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.70% if the average daily net assets are $41 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 1.20% if the average daily net assets are under $50 million and gradually decreases to an annual rate of 0.725% once the average daily net assets reach $1 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.
(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

3.	Purchases and Sales of Investment Securities

For the period ended November 30, 2009, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2009	$ -	$ -

There were no long-term purchases or sales of U.S Government Obligations during the period ended November 30, 2009.

4.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all the open tax years (current and three prior years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the period ended November 30, 2009, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2009, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$10,000

Unrealized Appreciation	-
Unrealized Depreciation	-
Net Unrealized Appreciation (Depreciation)	$-

5.	Capital Share Transactions
For the period ended	November 30, 2009
Transactions in Capital Shares	5,000
Shares sold
Reinvested distributions	-
Shares repurchased	(4,000)
Net Increase in Capital Shares	1,000
Shares Outstanding, Beginning of Period	-
Shares Outstanding, End of Period	1,000

(Continued)

FMX TOTAL RETURN FUND

Notes to Financial Statements

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through January 23, 2010.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 1-800-773-3863.

3.    Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At the organizational meeting of the Fund’s Board of Trustees on July 16, 2009, the Trustees initially approved the Investment Advisory Agreement for an initial two-year term.  The Trustees approved modifications to the Investment Advisory Agreement at a special meeting of the Fund’s Board of Trustees on August 26, 2009.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, the Investment Advisory Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services to be provided by the Advisor to the Fund including, without limitation, the Advisor’s procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, proposed efforts during the Fund’s start-up phase, coordination of services for the Fund among the Fund’s service providers, and efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees also noted that the Fund’s principal officers are employees of the Advisor and will serve the Fund without additional compensation.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., the Advisor’s Form ADV and descriptions of the Advisor’s business and compliance program), the Board of Trustees concluded that the quality, extent, and nature of the services to be provided by the Advisor were satisfactory and adequate for the Fund.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance programs, policies, and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset levels of the Fund; the Advisor’s payment

FMX TOTAL RETURN FUND

Additional Information (Unaudited)

of startup costs for the Fund; and the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements of the Advisor and discussed the financial stability and profitability of the firm.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients.  The Trustees then compared the expected fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee and net expense ratio were higher than some of the comparable funds and lower than others.  The Trustees also determined that the management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund’s asset level was expected to be much smaller than the industry average during its start-up phase.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee would stay the same when the Fund reached higher asset levels, the Advisor had agreed to reduce its compensation at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with its fund accountant and administrator would determine the Fund’s gross expenses and that this agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s projected asset levels, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the anticipated portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (“soft dollars”).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of potential conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

FMX Total Return Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Documented:	Documented:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	9940 SW Arborcrest Way
Post Office Drawer 4365	Portland, Oregon 97225
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	ncfunds.com

Item 2. CODE OF ETHICS.

Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey Dale J. Murphey President and Principal Executive Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: February 3, 2010

By: (Signature and Title)	/s/ Daniel J. Boverman Daniel J. Boverman Treasurer and Principal Financial Officer, FMX Growth Allocation Fund and the FMX Total Return Fund

Date: February 8, 2010